Accrued And Other Liabilities (Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Payroll	$ 87,414	$ 91,935
Gift cards	86,332	79,837
Sales tax	18,785	19,234
Insurance	17,130	25,138
Property tax	14,257	15,844
Dividends	11,948	11,609
Other	38,018	43,768
Accrued liabilities	$ 273,884	$ 287,365